Provisions	6 Months Ended
Jun. 30, 2025
Provisions
Provisions

12.Provisions

	Employee	Rehabilitation
US$ thousand	entitlements	costs	Total
Balance as of 1 January 2025	14,606	19,298	33,904
Released	(1,395)	—	(1,395)
Additions	—	622	622
Accretion	—	412	412
Movements from foreign exchange impact	464	—	464
Balance as of 30 June 2025	13,675	20,332	34,007

Current	12,413	—	12,413
Non-current	1,262	20,332	21,594
Balance as of 30 June 2025	13,675	20,332	34,007